Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables) - Real Estate and Accumulated Depreciation and Depletion (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Real Estate [Abstract]
Gross Carrying Cost of Real Estate at beginning of period	$ 286,671	$ 268,932	$ 262,564
Additions capitalized during period	6,063	19,154	22,228
Cost of real estate sold	0	(1,415)	(10,021)
Other deductions	(206)	0	(5,839)
Gross Carrying Cost of Real Estate at end of period	292,528	286,671	268,932
Accumulated Depreciation & Depletion at beginning of period	67,598	62,167	58,997
Charged to cost & expense	5,902	5,446	4,938
Real estate sold	0	(15)	(461)
Other deductions	(20)	0	(1,307)
Accumulated Depreciation & Depletion at end of period	$ 73,480	$ 67,598	$ 62,167